Stockholders' Equity (Details Narrative) - USD ($)									6 Months Ended	12 Months Ended
	May 16, 2016	May 02, 2016	Apr. 12, 2016	Apr. 02, 2016	Mar. 22, 2016	Jan. 22, 2016	Dec. 24, 2015	Jun. 17, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Nov. 19, 2014
Shares issued price per share									$ 1.00	$ 1.00	$ 0.50
Number of common stock issued during the period									$ 2,459,673	$ 4,326,086
Issuance of preferred stock									$ 3,071,000	$ 6,429,500	$ 1,000,000
Reverse stock split description				1-for-100 reverse stock split				100-for-1 reverse split
Excess shares issued									250,000,000
Common stock shares authorized									200,000,000	3,000,000,000	3,000,000,000
Common stock, par value									$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized									50,000,000	50,000,000	50,000,000
Preferred stock, par value									$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued									95,319,741	28,874,299	21,581,103
Common stock, shares outstanding									95,319,741	28,874,299	21,581,103
Preferred stock shares issued									3,071,000	1,160,000	2,400,000		1,861,000
Preferred stock shares outstanding									3,071,000	1,160,000	2,400,000
Series H Convertible Preferred Stock [Member] | Maximum [Member]
Preferrred stock dividend rate	10.00%
Series H Convertible Preferred Stock [Member] | Minimum [Member]
Preferrred stock dividend rate	8.00%
Existing Stockholders [Member]
Number of common stock shares issued during the period						3,700				134,378
Shares issued price per share						$ 5.00
Number of common stock issued during the period						$ 18,500				$ 671,890
Stockholders [Member]
Reverse stock split description				100-for-1 forward stock split
Number of common stock shares repurchased during the period				17,931
Number of shares of stock converted into less than one shares purchase value				$ 130,769
Excess shares issued				3,000,000,000
Common stock shares authorized				200,000,000
MZ Group [Member]
Number of common stock shares issued during the period			20,000
98 Existing Stockholders [Member]
Number of common stock shares issued during the period		2,439,673
Shares issued price per share		$ 1.00
Number of common stock issued during the period		$ 87,000
Series G Convertible Preferred Stock [Member]
Preferred stock, par value										$ 0.001	$ 0.001
Preferred stock convertible into common stock										5,669,500	0	4,459,500
Preferred stock conversion ratio											0.8000
Series G Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of unconverted shares of preferred stock							160,000
Number of unconverted shares of preferred stock value							$ 160,000
Preferred stock convertible into common stock										840,000		938,725
Series H Preferred Stock [Member]
Issuance of preferred stock, shares									3,071,000	160,000
Issuance of preferred stock									$ 3,071	$ 160
Conversion of preferred shares to common shares, shares										(160,000)
Preferrred stock dividend rate									8.00%	10.00%
Preferred stock, par value									$ 0.001
Preferred stock shares issued									3,071,000	0
Preferred stock shares outstanding									3,071,000	0
Preferred stock liquidation per share value									$ 1
Preferred stock convertible into common stock									2
Preferred stock conversion ratio									0.13 votes for each share of preferred stock
Preferred stock redemption value per share									$ 1
Series H Preferred Stock [Member] | 12 Existing Stockholders [Member]
Issuance of preferred stock, shares					3,071,000
Preferred stock price per share					$ 1.00
Issuance of preferred stock					$ 3,071,000
Series A Preferred Stock [Member]
Issuance of preferred stock, shares											1,000,000
Issuance of preferred stock											$ 1,000
Conversion of preferred shares to common shares, shares									(1,000,000)
Preferrred stock dividend rate										12.00%
Preferred stock shares issued										1,000,000
Preferred stock shares outstanding										1,000,000
Series A Preferred Stock [Member] | Paul Mathieson [Member]
Conversion of preferred shares to common shares, shares									64,000,000
Series H Convertible Preferred Stock [Member]
Conversion of preferred shares to common shares, shares										(1)
Preferred stock, par value										$ 0.001	$ 0.001
Preferred stock shares issued										160,000
Preferred stock convertible into common stock										160,000	0
Preferred stock conversion ratio										0.5332
Series H Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Preferred stock convertible into common stock										85,312